As filed with the Securities and Exchange Commission on January 15, 2003
                                                Securities Act File No. 2-69877
                                       Investment Company Act File No. 811-3111
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ____________________________________

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                                Pre-Effective Amendment No.                 | |
                         Post-Effective Amendment No. 29                    |X|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     |X|
                                Amendment No. 30                            |X|
                        (Check appropriate box or boxes)
                      ____________________________________

                             CMA(R) TAX-EXEMPT FUND
               (Exact Name of Registrant as Specified in Charter)
                      ____________________________________

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

      (Registrant's Telephone Number, including Area Code): (609) 282-2800
                      ____________________________________

                                 TERRY K. GLENN
                             CMA(R) Tax-Exempt Fund
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)
                      ____________________________________

                                   Copies to:
        Counsel for the Fund:                     Philip L. Kirstein, Esq.
   SIDLEY AUSTIN BROWN & WOOD LLP                FUND ASSET MANAGEMENT, L.P.
         787 Seventh Avenue                              P.O. Box 9011
   New York, New York 10019-6018              Princeton, New Jersey 08543-9011
Attention: Thomas R. Smith, Jr., Esq.

                           Jeffrey S. Alexander, Esq.
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            1400 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                      ____________________________________

It is proposed that this filing will become effective (check appropriate box)
       | | immediately upon filing pursuant to paragraph (b)
       |X| on February 14, 2003 pursuant to paragraph (b)
       | | 60 days after filing pursuant to paragraph (a)(1)
       | | on (date) pursuant to paragraph (a)(1)
       | | 75 days after filing pursuant to paragraph (a)(2)
       | | on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
       | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                      ____________________________________

 Title of Securities Being Registered: Shares of Beneficial Interest, par value
                                 $.10 per share.
                      ____________________________________

     Master Tax-Exempt Trust also has executed this Registration Statement.

===============================================================================

     Parts A, B and C to the CMA Tax-Exempt Fund's ( the "Fund") Post-Effective Amendment No. 28 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 29 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 17, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of January 16, 2003. It is proposed that the Post-Effective Amendment becomes effective on February 14, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act may determine.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of January, 2003.

                                 CMA TAX-EXEMPT FUND
                                    (Registrant)


                            By: /s/ Donald C. Burke
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

             Signatures                              Title                         Date
             ----------                              -----                         ----
           TERRY K. GLENN*                   President and Trustee
--------------------------------------   (Principal Executive Officer)
          (Terry K. Glenn)

           DONALD C. BURKE*               Vice President and Treasurer
--------------------------------------     (Principal Financial and
          (Donald C. Burke)                   Accounting Officer)

          RONALD W. FORBES*                         Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                       Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                         Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                           Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                        Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                          Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                         Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                      January 15, 2003
--------------------------------------
 (Donald C. Burke, Attorney-in-Fact)

     Master Tax-Exempt Trust hereby certifies that CMA Tax-Exempt Fund meets all requirements for effectiveness of this Registration Statement of CMA Tax Exempt Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Tax-Exempt Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of January 2003.

                                 MASTER TAX-EXEMPT TRUST
                                       (Registrant)


                            By: /s/ Donald C. Burke
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

             Signatures                              Title                         Date
             ----------                              -----                         ----
           TERRY K. GLENN*                   President and Trustee
--------------------------------------   (Principal Executive Officer)
          (Terry K. Glenn)

           DONALD C. BURKE*               Vice President and Treasurer
--------------------------------------     (Principal Financial and
          (Donald C. Burke)                   Accounting Officer)

          RONALD W. FORBES*                         Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                       Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                         Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                           Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                        Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                          Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                         Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By:  /s/ Donald C. Burke                                                     January 15, 2003
--------------------------------------
(Donald C. Burke, Attorney-in-Fact)